Principal accounting policies - Current expected credit losses upon adoption of ASC 326 (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Principal accounting policies
Provision for credit losses in respect of individually assessed receivables	$ 15,092	$ 20,233